Note 13 - Retirement And Pension Plans (Details)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Debt Securities [Member]	Mar. 31, 2013 Equity Securities [Member]	Mar. 31, 2013 Other Financial Instruments [Member]	Mar. 31, 2013 Contributions Allocated to Life Insurance Pooled Investment Portfolios [Member]	Mar. 31, 2013 Contributions Allocated to Debt Securities, Equity Securities, and Other Financial Instruments [Member]	Mar. 31, 2013 Parent Company and Subsidiaries [Member] Full-Time Director Benefits [Member] USD ($)	Mar. 31, 2013 Parent Company and Subsidiaries [Member] Full-Time Director Benefits [Member] JPY (¥)	Mar. 31, 2012 Parent Company and Subsidiaries [Member] Full-Time Director Benefits [Member] JPY (¥)	Mar. 31, 2013 Auditor Retirement Benefits [Member] JPY (¥)	Mar. 31, 2012 Auditor Retirement Benefits [Member] USD ($)	Mar. 31, 2012 Auditor Retirement Benefits [Member] JPY (¥)	Jun. 30, 2011 Full-Time Director Benefits [Member] USD ($)	Jun. 30, 2011 Full-Time Director Benefits [Member] JPY (¥)
Note 13 - Retirement And Pension Plans (Details) [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation			$ 25,963,000	¥ 2,444,643,000	¥ 2,024,498,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation			40,944,000	3,855,332,000	3,196,857,000
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets			21,374,000	2,012,611,000	1,655,373,000
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Benefit Obligation			748,000	70,425,000	65,239,000
Defined Benefit Plan Unrecognized Net Loss, Amortization Period			14 years	14 years
Defined Benefit Plan Unrecognized Net Obligation, Amortization Period			21 years	21 years
Defined Benefit Plan, Future Amortization of Gain (Loss)		0
Defined Benefit Plan, Future Amortization of Transition Obligation (Asset)	4,000	369,000	(4,000)	(369,000)	(369,000)	(369,000)
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	2,732,000	257,288,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	1.60%	1.60%
Pension Contributions			1,215,000	114,450,000	109,224,000	99,068,000
Defined Benefit Plan, Target Plan Asset Allocations							63.00%	35.00%	2.00%	50.00%	50.00%
Multiemployer Plan, Period Contributions			2,598,000	244,666,000	214,987,000	219,419,000
Multiemployer Plan Period Contributions, Percentage			5.00%	5.00%	5.00%	5.00%
Multiemployer Plans, Plan Assets			5,791,286,000	545,307,470,000
Other Postretirement Benefits Payable												2,822,000	265,674,000	261,849,000	2,350,000	39,000	3,690,000	2,712,000	255,330,000
Other Postretirement Benefits Payments						¥ 20,030,000